CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Sales of goods, net	$ 8,999,070	$ 3,176,627	$ 24,778,093	$ 10,724,586	$ 15,740,546	$ 14,875,652
Sales of services, net	531,767	364,434	1,276,780	873,341	1,146,721	1,049,561
Total Revenues	9,530,837	3,541,061	26,054,873	11,597,927	16,887,267	15,925,213
Cost of goods sold-product	3,894,002	1,050,966	10,169,122	4,329,037	7,034,703	6,170,073
Cost of goods sold-services	418,594	313,442	919,041	697,474	1,043,294	717,796
Total Cost of Goods Sold	4,312,596	1,364,408	11,088,163	5,026,511	8,077,997	6,887,869
GROSS PROFIT	5,218,241	2,176,653	14,966,710	6,571,416	8,809,270	9,037,344
General and administrative expenses	1,977,911	1,339,676	4,076,226	3,135,668	3,798,075	2,752,451
Research and development	139,691	38,472	390,710	148,865	0	0
Payroll expenses	946,878	1,144,024	2,712,947	1,845,679	2,656,762	1,757,855
Loss on sale of fixed assets	0	0	0	0	13,936	0
Depreciation expense	78,685	116,678	205,610	227,604	195,070	159,421
Total Operating Expenses	3,143,165	2,638,850	7,385,493	5,357,816	6,663,843	4,669,727
INCOME FROM OPERATIONS	2,075,076	(462,197)	7,581,217	1,213,600	2,145,427	4,367,617
Interest expense	0	(4,493)	(10,567)	(13,171)	0	(20,370)
Permanent impairment of available for sale securities	0	0	0	0	(8,438)	0
Gain on disposal of fixed assets	0	0	1,617	0	0	0
Rental income	311	0	2,501	0	629	3,600
Interest income	1,544	13,074	9,910	21,389	25,942	375
Total Other Income (Expense)	1,855	8,581	3,461	8,218	18,133	(16,395)
NET INCOME BEFORE INCOME TAXES	2,076,931	(453,616)	7,584,678	1,221,818	2,163,560	4,351,222
INCOME TAX EXPENSE	870,625	(127,347)	2,714,839	337,222	730,905	1,163,451
NET INCOME	1,206,306	(326,269)	4,869,839	884,596	1,432,655	3,187,771
OTHER COMPREHENSIVE INCOME UNREALIZED HOLDING LOSS ON AVAILABLE FOR SALE SECURITIES LESS: RECLASSIFICATION ADJUSTMENT FOR NET LOSS INCLUDED IN NET INCOME	0	0	0	0	0	(2,445)
NET LOSS INCLUDED IN NET INCOME	0	0	0	0	8,438	0
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	(178,593)	(449,470)	(378,817)	(229,852)	(121,664)	(147,061)
TOTAL COMPREHENSIVE INCOME	$ 1,027,713	$ (775,739)	$ 4,491,022	$ 654,744	$ 1,319,429	$ 3,038,265
BASIC EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02	$ 0.03	$ 0.07
FULLY DILUTED EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02	$ 0.03	$ 0.07
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,560,913	45,155,000	45,705,105	45,088,400	45,109,767	45,000,000
FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,973,885	45,155,000	46,118,077	45,357,724	45,371,956	45,218,238